Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues

19.Revenues

The Group’s revenue by channel for the respective periods are detailed as follows:

	For the year ended
	December 31, 2022
	(As adjusted)	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	5,168,559	1,487,084	2,585,814
- Others	164,220	99,313	162,762
Total revenues	5,332,779	1,586,397	2,748,576